10-Q CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED AND COMMON STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Total		Series A Convertible Preferred Stock		Series A-1 Convertible Preferred Stock		Class B Convertible Preferred Stock		Class B convertible common stock		Class A Common Stock		Additional Paid-in Capital		Accumulated Deficit		Accumulated Other Comprehensive Income
Beginning balance, temporary equity (in shares) at Dec. 31, 2021	[1]			12,077,942		0		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2021	[1]			$ 24,381		$ 0		$ 0		$ 5,900
Convertible Preferred and Common Stock
Issuance of Series B convertible preferred stock, net of issuance costs (in shares)	[1]			9,899,340		2,950,548
Issuance of convertible preferred stock, net of issuance costs	[1]			$ 20,240		$ 9,893
Ending balance, temporary equity (in shares) at Dec. 31, 2022	[1]			21,977,282		2,950,548		0		2,744,184
Ending balance, temporary equity at Dec. 31, 2022		$ 60,414		$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Beginning balance, common stock (in shares) at Dec. 31, 2021	[1]											1,891,985
Beginning balance at Dec. 31, 2021	[1]	(14,214)										$ 1		$ 251		$ (14,466)		$ 0
Stockholders' Deficit
Unrealized gain on marketable securities		0
Exercise of stock options (in shares)	[1]											55,003
Exercise of stock options	[1]	135										$ 9		126
Share-based compensation	[1]	721												721
Net loss	[1]	$ (10,811)														(10,811)
Ending balance, common stock (in shares) at Dec. 31, 2022		1,946,988										1,946,988
Ending balance at Dec. 31, 2022	[1]	$ (24,169)										$ 10		1,098		(25,277)		0
Convertible Preferred and Common Stock
Issuance of Series B convertible preferred stock, net of issuance costs (in shares)								28,019,181
Issuance of convertible preferred stock, net of issuance costs								$ 82,976
Ending balance, temporary equity (in shares) at Mar. 31, 2023				21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Mar. 31, 2023				$ 44,621		$ 9,893		$ 82,976		$ 5,900
Stockholders' Deficit
Vesting of early exercised stock options (in shares)												5,593
Vesting of early exercised stock options		19												19
Share-based compensation		142												142
Net loss		(12,670)														(12,670)
Ending balance, common stock (in shares) at Mar. 31, 2023												1,952,581
Ending balance at Mar. 31, 2023		(36,678)										$ 10		1,259		(37,947)		0
Beginning balance, temporary equity (in shares) at Dec. 31, 2022	[1]			21,977,282		2,950,548		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2022		$ 60,414		$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Ending balance, temporary equity (in shares) at Jun. 30, 2023				21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Jun. 30, 2023				$ 44,621		$ 9,893		$ 82,976		$ 5,900
Beginning balance, common stock (in shares) at Dec. 31, 2022		1,946,988										1,946,988
Beginning balance at Dec. 31, 2022	[1]	$ (24,169)										$ 10		1,098		(25,277)		0
Stockholders' Deficit
Unrealized gain on marketable securities		(14)
Net loss		(27,396)
Ending balance, common stock (in shares) at Jun. 30, 2023												1,958,174
Ending balance at Jun. 30, 2023		(51,210)										$ 10		1,467		(52,673)		(14)
Beginning balance, temporary equity (in shares) at Dec. 31, 2022	[1]			21,977,282		2,950,548		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2022		60,414		$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Convertible Preferred and Common Stock
Issuance of Series B convertible preferred stock, net of issuance costs (in shares)	[1]							28,019,181
Issuance of convertible preferred stock, net of issuance costs	[1]							$ 82,976
Ending balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]			21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Dec. 31, 2023		$ 143,390		$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Beginning balance, common stock (in shares) at Dec. 31, 2022		1,946,988										1,946,988
Beginning balance at Dec. 31, 2022	[1]	$ (24,169)										$ 10		1,098		(25,277)		0
Stockholders' Deficit
Unrealized gain on marketable securities	[1]	6																6
Exercise of stock options (in shares)	[1]											22,372
Exercise of stock options	[1]	76												76
Share-based compensation	[1]	1,343												1,343
Net loss	[1]	$ (69,968)														(69,968)
Ending balance, common stock (in shares) at Dec. 31, 2023		1,969,360								2,744,184		1,969,360	[2]
Ending balance at Dec. 31, 2023	[1]	$ (92,712)	[3]									$ 10	[2]	2,517	[2]	(95,245)	[2]	6	[2]
Beginning balance, temporary equity (in shares) at Mar. 31, 2023				21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Mar. 31, 2023				$ 44,621		$ 9,893		$ 82,976		$ 5,900
Ending balance, temporary equity (in shares) at Jun. 30, 2023				21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Jun. 30, 2023				$ 44,621		$ 9,893		$ 82,976		$ 5,900
Beginning balance, common stock (in shares) at Mar. 31, 2023												1,952,581
Beginning balance at Mar. 31, 2023		(36,678)										$ 10		1,259		(37,947)		0
Stockholders' Deficit
Unrealized gain on marketable securities		(14)																(14)
Vesting of early exercised stock options (in shares)												5,593
Vesting of early exercised stock options		19												19
Share-based compensation		189												189
Net loss		(14,726)														(14,726)
Ending balance, common stock (in shares) at Jun. 30, 2023												1,958,174
Ending balance at Jun. 30, 2023		(51,210)										$ 10		1,467		(52,673)		(14)
Beginning balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]			21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Dec. 31, 2023		$ 143,390		$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Convertible Preferred and Common Stock
Conversion of convertible preferred stock and Class B convertible common stock to common stock as a result of the Merger and reset to par of $0.00001 (in shares)				(21,977,282)		(2,950,548)		(28,019,181)		(2,744,184)
Conversion of convertible preferred stock and Class B convertible common stock to common stock as a result of the Merger and reset to par of $0.00001 (in shares)				$ (44,621)		$ (9,893)		$ (82,976)		$ (5,900)
Ending balance, temporary equity (in shares) at Mar. 31, 2024				0		0		0		0
Ending balance, temporary equity at Mar. 31, 2024				$ 0		$ 0		$ 0		$ 0
Beginning balance, common stock (in shares) at Dec. 31, 2023		1,969,360								2,744,184		1,969,360	[2]
Beginning balance at Dec. 31, 2023	[1]	$ (92,712)	[3]									$ 10	[2]	2,517	[2]	(95,245)	[2]	6	[2]
Stockholders' Deficit
Conversion of convertible preferred stock and Class B convertible common stock to common stock as a result of the Merger and reset to par of $0.00001 (in shares)												11,260,672
Conversion of convertible preferred stock and Class B convertible common stock to common stock as a result of the Merger and reset to par of $0.00001		143,390										$ (10)		143,400
Issuance of common stock to Graphite stockholders as a result of the Merger (in shares)												8,320,485
Issuance of common stock to Graphite stockholders as a result of the Merger		116,145												116,145
Stock Issued During Period, Shares, New Issues												3,559,565
Issuance of common stock from private placement, net		49,840												49,840
Reclassification of warrant liability to equity		1,918												1,918
Merger transaction costs		(5,146)												(5,146)
Unrealized gain on marketable securities		(7)																(7)
Exercise of stock options and common warrants (in shares)												383,898
Exercise of stock options and common warrants		430												430
Vesting of early exercised stock options (in shares)												6,150
Vesting of early exercised stock options		10												10
Share-based compensation		947												947
Net loss		(16,648)														(16,648)
Ending balance, common stock (in shares) at Mar. 31, 2024												25,500,130
Ending balance at Mar. 31, 2024		198,167										$ 0		310,061		(111,893)		(1)
Beginning balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]			21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Dec. 31, 2023		143,390		$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Ending balance, temporary equity (in shares) at Jun. 30, 2024				0		0		0		0
Ending balance, temporary equity at Jun. 30, 2024		$ 0		$ 0		$ 0		$ 0		$ 0
Beginning balance, common stock (in shares) at Dec. 31, 2023		1,969,360								2,744,184		1,969,360	[2]
Beginning balance at Dec. 31, 2023	[1]	$ (92,712)	[3]									$ 10	[2]	2,517	[2]	(95,245)	[2]	6	[2]
Stockholders' Deficit
Unrealized gain on marketable securities		(68)
Net loss		$ (26,902)
Ending balance, common stock (in shares) at Jun. 30, 2024		25,845,671								0		25,845,671
Ending balance at Jun. 30, 2024		$ 192,921	[3]									$ 0		315,130		(122,147)		(62)
Beginning balance, temporary equity (in shares) at Mar. 20, 2024				21,977,282		2,950,548
Stockholders' Deficit
Issuance of common stock to Graphite stockholders as a result of the Merger (in shares)		8,320,485
Stock Issued During Period, Shares, New Issues		8,670,653
Merger transaction costs		$ (5,200)
Beginning balance, temporary equity (in shares) at Mar. 31, 2024				0		0		0		0
Beginning balance, temporary equity at Mar. 31, 2024				$ 0		$ 0		$ 0		$ 0
Ending balance, temporary equity (in shares) at Jun. 30, 2024				0		0		0		0
Ending balance, temporary equity at Jun. 30, 2024		0		$ 0		$ 0		$ 0		$ 0
Beginning balance, common stock (in shares) at Mar. 31, 2024												25,500,130
Beginning balance at Mar. 31, 2024		198,167										$ 0		310,061		(111,893)		(1)
Stockholders' Deficit
Unrealized gain on marketable securities		(61)																(61)
Vesting of early exercised stock options (in shares)												7,281
Vesting of early exercised stock options		28												28
Adjustments to reverse recapitalization accounting and issuance of common stock from private placement		31												31
Exercise of stock options (in shares)												338,260
Exercise of stock options		3,413												3,413
Share-based compensation		1,597												1,597
Net loss		$ (10,254)														(10,254)
Ending balance, common stock (in shares) at Jun. 30, 2024		25,845,671								0		25,845,671
Ending balance at Jun. 30, 2024		$ 192,921	[3]									$ 0		$ 315,130		$ (122,147)		$ (62)

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.
[3]	Retroactively recast for the reverse recapitalization as described in Note 3.